SCHEDULE OF INVESTMENTS

April 30, 2000
(Unaudited)

                                                     MARKET
                                      SHARES         VALUE
DOMESTIC COMMON STOCKS-31.06%
BANKS (MONEY CENTER)-2.23%
Bank of America Corp.                   230,000   $ 11,270,000
--------------------------------------------------------------
BEVERAGES (ALCOHOLIC)-3.64%
Anheuser-Busch Cos. Inc.                188,371     13,291,929
--------------------------------------------------------------
Brown-Forman Corp.-Class B               93,600      5,107,050
--------------------------------------------------------------
                                                    18,398,979
--------------------------------------------------------------
ELECTRIC COMPANIES-1.48%
Southern Co. (The)                      300,000      7,481,250
--------------------------------------------------------------
ELECTRICAL EQUIPMENT-1.79%
Emerson Electric Co.                    165,000      9,054,375
--------------------------------------------------------------
ELECTRONICS (SEMICONDUCTORS)-3.11%
Intel Corp.                             124,000     15,724,750
--------------------------------------------------------------
FINANCIAL (DIVERSIFIED)-1.00%
American General Corp.                   90,000      5,040,000
--------------------------------------------------------------
FOODS-1.99%
Bestfoods                               200,000     10,050,000
--------------------------------------------------------------
HOUSEHOLD PRODUCTS
  (NON-DURABLES)-0.61%
Procter & Gamble, Co. (The)              52,000      3,100,500
--------------------------------------------------------------
MANUFACTURING (DIVERSIFIED)-1.44%
Tyco International Ltd.                 158,000      7,258,125
--------------------------------------------------------------
OIL (INTERNATIONAL
  INTEGRATED)-3.26%
Exxon Mobil Corp.                       211,884     16,461,094
--------------------------------------------------------------
PUBLISHING-3.36%
McGraw-Hill Cos., Inc. (The)            324,000     17,010,000
--------------------------------------------------------------
REAL ESTATE INVESTMENT
  TRUSTS-4.22%
Equity Office Properties Trust          457,000     12,424,687
--------------------------------------------------------------
Equity Residential Properties
  Trust                                 197,000      8,923,738
--------------------------------------------------------------
                                                    21,348,425
--------------------------------------------------------------
TELEPHONE-2.93%
Bell Atlantic Corp.                     250,000     14,812,500
--------------------------------------------------------------
    Total Domestic Common Stocks
      (Cost $126,118,140)                          157,009,998
--------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-40.90%
AUSTRALIA-1.75%
Foster's Brewing Group Ltd.
  (Beverages- Alcoholic)              1,700,000      4,294,853
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
AUSTRALIA--(CONTINUED)
National Australia Bank Ltd.-ADR
  (Banks-Major Regional)                329,825   $  4,518,814
--------------------------------------------------------------
                                                     8,813,667
--------------------------------------------------------------
BELGIUM-0.05%
Fortis(B)-CVG
  (Financial-Diversified)(a)             34,440        235,001
--------------------------------------------------------------
FINLAND-1.36%
Nokia Oyj (Communications
  Equipment)                            120,000      6,889,006
--------------------------------------------------------------
FRANCE-1.62%
Compagnie de Saint-Gobain
  (Manufacturing- Diversified)(a)        39,000      5,325,878
--------------------------------------------------------------
Societe Television Francaise 1
  (Broadcasting- Television, Radio
  & Cable)                                4,200      2,877,334
--------------------------------------------------------------
                                                     8,203,212
--------------------------------------------------------------
HONG KONG-0.91%
Hutchison Whampoa Ltd.
  (Retail-Food Chains)                  318,000      4,613,311
--------------------------------------------------------------
ITALY-2.04%
Seat Pagine Gialle S.p.A.
  (Publishing)                        2,350,000     10,326,685
--------------------------------------------------------------
JAPAN-10.93%
Aeon Credit Service Ltd. (Consumer
  Finance)                               80,000      5,437,792
--------------------------------------------------------------
Fujitsu Ltd. (Electrical
  Equipment)                            380,000     10,768,162
--------------------------------------------------------------
JAFCO Co., Ltd.
  (Financial-Diversified)                40,000      7,038,015
--------------------------------------------------------------
Rohm Co. Ltd.
  (Electronics-Component
  Distributors)                          37,000     12,403,575
--------------------------------------------------------------
Sony Corp. (Electrical Equipment)        26,000      2,988,008
--------------------------------------------------------------
Sony Corp.-Bonus Shares
  (Electrical Equipment)(a)              26,000      3,009,677
--------------------------------------------------------------
Toshiba Corp. (Electrical
  Equipment)                          1,400,000     13,587,072
--------------------------------------------------------------
                                                    55,232,301
--------------------------------------------------------------
NETHERLANDS-8.20%
ING Groep N.V. (Insurance Brokers)      146,878      8,020,449
--------------------------------------------------------------
Koninklijke (Royal) Philips
  Electronics N.V. (Electrical
  Equipment)                            372,000     16,607,526
--------------------------------------------------------------
Royal Dutch Petroleum Co.
  (Oil-International Integrated)        291,840     16,833,716
--------------------------------------------------------------
                                                    41,461,691
--------------------------------------------------------------
SOUTH KOREA-1.87%
Samsung Electronics N.V.
  (Electronics- Component
  Distributors)(a)                       35,000      9,461,590
--------------------------------------------------------------
SPAIN-0.90%
Telefonica S.A. (Telephone)(a)          205,000      4,565,740
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
SWEDEN-1.25%
Telefonaktiebolaget LM Ericsson
  A.B.-Class B (Communications
  Equipment)                             71,000   $  6,316,218
--------------------------------------------------------------
SWITZERLAND-2.36%
Julius Baer Holding Ltd.
  (Banks-Major Regional)                  3,400     11,902,467
--------------------------------------------------------------
UNITED KINGDOM-7.66%
Abbey National PLC (Savings & Loan
  Companies)                            340,000      3,874,031
--------------------------------------------------------------
Allied Zurich PLC
  (Insurance-Multi-Line)                600,000      5,958,011
--------------------------------------------------------------
CGU PLC (Insurance Brokers)             294,750      4,216,993
--------------------------------------------------------------
Diageo PLC (Beverages-Alcoholic)        659,559      5,337,146
--------------------------------------------------------------
EMI Group PLC (Leisure
  Time-Products)                        603,500      5,781,257
--------------------------------------------------------------
Lloyds TSB Group PLC (Banks-Major
  Regional)                             688,428      6,734,232
--------------------------------------------------------------
Reckitt Benckiser PLC (Household
  Products/ Non-Durables)               668,093      6,826,697
--------------------------------------------------------------
                                                    38,728,367
--------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $168,562,440)                                206,749,256
--------------------------------------------------------------

                                     PRINCIPAL
                                      AMOUNT
NON-U.S. DOLLAR DENOMINATED
  GOVERNMENT BONDS-6.93%
DENMARK-1.46%
Kingdom of Denmark, Bonds,
  8.00%, 03/15/06(b)           DKK   54,000,000      7,354,435
--------------------------------------------------------------
GERMANY-2.78%
Bundesrepublik Deutschland, Bonds,
  8.38%, 05/21/01(b)           EUR   10,800,000     10,209,323
--------------------------------------------------------------
  6.50%, 07/04/27(b)           EUR    3,800,000      3,829,516
--------------------------------------------------------------
                                                    14,038,839
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                      AMOUNT         VALUE
SPAIN-1.19%
Government of Spain, Bonds,
  4.50%, 07/30/04(b)           EUR    6,755,000   $  6,016,055
--------------------------------------------------------------
UNITED KINGDOM-1.50%
United Kingdom Treasury, Gtd.
  Bonds,
  9.00%, 08/06/12(b)           GBP    3,622,000      7,603,804
--------------------------------------------------------------
    Total Non-U.S. Dollar
      Denominated Government Bonds
      (Cost $39,755,816)                            35,013,133
--------------------------------------------------------------
U.S. TREASURY SECURITIES-5.79%
U.S. TREASURY BONDS-2.62%
  8.75%, 08/15/20(c)                $ 8,120,000     10,373,300
--------------------------------------------------------------
  6.50%, 11/15/26(c)                  2,745,000      2,845,549
--------------------------------------------------------------
                                                    13,218,849
--------------------------------------------------------------
U.S. TREASURY NOTES-3.17%
  6.63%, 06/30/01(c)                  8,050,000      8,050,000
--------------------------------------------------------------
  5.63%, 05/15/08(c)                  8,415,000      7,998,626
--------------------------------------------------------------
                                                    16,048,626
--------------------------------------------------------------
    Total U.S. Treasury Securities
      (Cost $29,210,882)                            29,267,475
--------------------------------------------------------------

                                      SHARES
MONEY MARKET FUNDS-13.53%
STIC Liquid Assets Portfolio(d)      34,183,974     34,183,974
--------------------------------------------------------------
STIC Prime Portfolio(d)              34,183,974     34,183,974
--------------------------------------------------------------
    Total Money Market Funds (Cost
      $68,367,948)                                  68,367,948
--------------------------------------------------------------
TOTAL INVESTMENTS-98.21% (Cost
  $432,015,226)                                    496,407,810
--------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-1.79%                                  9,048,619
--------------------------------------------------------------
NET ASSETS-100.00%                                $505,456,429
--------------------------------------------------------------

Investment Abbreviations:

ADR - American Depositary Receipt
DKK - Danish Krona
EUR - Euro
GBP - British Pound Sterling
Gtd. - Guaranteed

Notes to Schedule of Investments:

(a)Non-income producing security.
(b)Foreign denominated security. Par value is denominated in currency indicated.
(c)A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 6.
(d)The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2000
(Unaudited)

ASSETS:
Investments, at market value (cost
  $432,015,226)                                 $496,407,810
------------------------------------------------------------
Foreign currencies, at value (cost $4,468,639)     4,476,019
------------------------------------------------------------
Receivables for:
  Investments sold                                 3,232,979
------------------------------------------------------------
  Forward currency contracts outstanding              63,205
------------------------------------------------------------
  Fund shares sold                                   241,144
------------------------------------------------------------
  Dividends and interest                           3,802,044
------------------------------------------------------------
Other assets                                          23,916
------------------------------------------------------------
    Total assets                                 508,247,117
------------------------------------------------------------
LIABILITIES:
Payables for:
  Fund shares reacquired                           1,663,269
------------------------------------------------------------
  Variation margin                                   127,750
------------------------------------------------------------
Accrued advisory fees                                347,303
------------------------------------------------------------
Accrued administrative services fees                   9,881
------------------------------------------------------------
Accrued distribution fees                            329,963
------------------------------------------------------------
Accrued transfer agent fees                          105,230
------------------------------------------------------------
Accrued trustees' fees                                 1,500
------------------------------------------------------------
Accrued operating expenses                           205,792
------------------------------------------------------------
    Total liabilities                              2,790,688
------------------------------------------------------------
Net assets applicable to shares outstanding     $505,456,429
------------------------------------------------------------
NET ASSETS:
Class A                                         $215,722,584
------------------------------------------------------------
Class B                                         $287,373,812
------------------------------------------------------------
Class C                                         $  2,360,033
------------------------------------------------------------
SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:
Class A                                           29,257,974
------------------------------------------------------------
Class B                                           38,953,167
------------------------------------------------------------
Class C                                              319,887
------------------------------------------------------------
Class A:
  Net asset value and redemption price per
    share                                       $       7.37
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $7.37 divided by
      94.50%)                                   $       7.80
------------------------------------------------------------
Class B:
  Net asset value and offering price per share  $       7.38
------------------------------------------------------------
Class C:
  Net asset value and offering price per share  $       7.38
------------------------------------------------------------

STATEMENT OF OPERATIONS

For the six months ended April 30, 2000
(Unaudited)

INVESTMENT INCOME:
Dividends (net of $182,895 foreign withholding
  tax)                                          $  4,726,160
------------------------------------------------------------
Interest                                           3,249,573
------------------------------------------------------------
Securities lending                                     5,628
------------------------------------------------------------
    Total investment income                        7,981,361
------------------------------------------------------------
EXPENSES:
Advisory and administrative fees                   2,763,334
------------------------------------------------------------
Accounting services fees                              60,563
------------------------------------------------------------
Custodian fees                                       136,385
------------------------------------------------------------
Distribution fees -- Class A                         410,905
------------------------------------------------------------
Distribution fees -- Class B                       1,639,049
------------------------------------------------------------
Distribution fees -- Class C                           8,613
------------------------------------------------------------
Transfer agent fees                                  603,033
------------------------------------------------------------
Trustees' fees                                        11,911
------------------------------------------------------------
Other                                                119,020
------------------------------------------------------------
    Total expenses                                 5,752,813
------------------------------------------------------------
    Less fees waived by advisor                      (67,490)
------------------------------------------------------------
    Net expenses                                   5,685,323
------------------------------------------------------------
Net investment income                              2,296,038
------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FUTURES AND FORWARD CURRENCY CONTRACTS:
Net realized gain (loss) from:
  Investment securities                           81,739,295
------------------------------------------------------------
  Foreign currencies                              (1,504,973)
------------------------------------------------------------
  Forward currency contracts                         598,591
------------------------------------------------------------
                                                  80,832,913
------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (57,735,259)
------------------------------------------------------------
  Foreign currencies                                (317,233)
------------------------------------------------------------
  Forward currency contracts                         100,364
------------------------------------------------------------
  Futures contracts                                   37,457
------------------------------------------------------------
                                                 (57,914,671)
------------------------------------------------------------
Net gain from investment securities, foreign
  currencies, futures and forward currency
  contracts                                       22,918,242
------------------------------------------------------------
Net increase in net assets resulting from
  operations                                    $ 25,214,280
------------------------------------------------------------

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended April 30, 2000 and the year ended October 31, 1999 (Unaudited)

                                                                APRIL 30,       OCTOBER 31,
                                                                  2000             1999
                                                              -------------    -------------
OPERATIONS:
  Net investment income                                       $   2,296,038    $  14,782,839
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and forward currency contracts                    80,832,913       59,623,918
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies, futures and
    forward currency contracts                                  (57,914,671)     (65,153,662)
--------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations         25,214,280        9,253,095
--------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                        (1,178,226)      (3,856,782)
--------------------------------------------------------------------------------------------
  Class B                                                        (1,104,096)      (2,710,473)
--------------------------------------------------------------------------------------------
  Class C                                                            (5,686)            (654)
--------------------------------------------------------------------------------------------
  Advisor Class*                                                     (8,030)         (96,889)
--------------------------------------------------------------------------------------------
Distributions in excess of net investment income:
  Class A                                                        (1,652,275)              --
--------------------------------------------------------------------------------------------
  Class B                                                        (1,548,321)              --
--------------------------------------------------------------------------------------------
  Class C                                                            (7,974)              --
--------------------------------------------------------------------------------------------
  Advisor Class*                                                    (11,260)              --
--------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                       (20,759,626)     (50,854,509)
--------------------------------------------------------------------------------------------
  Class B                                                       (29,790,131)     (78,557,367)
--------------------------------------------------------------------------------------------
  Class C                                                          (132,495)          (9,250)
--------------------------------------------------------------------------------------------
  Advisor Class*                                                   (252,794)      (1,015,481)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (25,559,744)      (1,923,750)
--------------------------------------------------------------------------------------------
  Class B                                                       (70,561,400)     (30,585,595)
--------------------------------------------------------------------------------------------
  Class C                                                         1,111,749        1,396,141
--------------------------------------------------------------------------------------------
  Advisor Class*                                                 (5,287,530)        (873,736)
--------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                      (131,533,559)    (159,835,250)
--------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                           636,989,988      796,825,238
--------------------------------------------------------------------------------------------
  End of period                                               $ 505,456,429    $ 636,989,988
--------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
  Shares of beneficial interest                               $ 355,289,975    $ 455,586,900
--------------------------------------------------------------------------------------------
  Undistributed investment income                                (3,219,830)              --
--------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies, futures and forward
    currency contracts                                           89,264,226       59,366,359
--------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, futures and forward currency contracts           64,122,058      122,036,729
--------------------------------------------------------------------------------------------
                                                              $ 505,456,429    $ 636,989,988
--------------------------------------------------------------------------------------------

* Advisor Class shares were converted to Class A shares effective as of the close of business on February 11, 2000.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2000
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Global Growth & Income Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. The Fund formerly offered Advisor Class shares; however, as of the close of business on February 11, 2000 the Advisor Class shares were converted to Class A shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Advisor Class shares were sold without a sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital together with current income.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

C. Distributions -- Distributions from income are recorded on ex-dividend date, and are declared and paid quarterly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds of capital stock redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

 F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

Outstanding forward currency contracts at April 30, 2000 were as follows:

                                   CONTRACT TO
                              ----------------------                   UNREALIZED
SETTLEMENT DATE                DELIVER     RECEIVE        VALUE       APPRECIATION
---------------               ---------   ----------   ------------   ------------
05/09/2000              GBP   1,800,000   $2,867,166   $(2,803,961)     $63,205
----------------------------------------------------------------------------------

G. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

 H. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

I. Foreign Securities -- There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investment in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

J. Indexed Securities -- The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit the Fund's expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to offset arrangements, if any) to the maximum annual rate of 1.75%, 2.40% and 2.40% of the average daily net assets of the Fund's Class A, Class B and Class C shares, respectively. During the six months ended April 30, 2000, AIM waived fees of $67,490.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2000, AIM was paid $60,563 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the six months ended April 30, 2000, AFS was paid $340,716 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended April 30, 2000, the Class A, Class B and Class C shares paid AIM Distributors $410,905, $1,639,049 and $8,613, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $16,151 from sales of the Class A shares of the Fund during the six months ended April 30, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 2000, AIM Distributors received $5,765 in contingent deferred sales charges imposed on redemptions of Fund shares.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 4-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans would be secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans would be invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the lender did not increase the collateral accordingly.
For the six months ended April 30, 2000, the Fund received fees of $5,628 for securities lending.

NOTE 5-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 2000 was $195,004,614 and $412,334,181, respectively.
  The amount of unrealized appreciation of investment securities, for tax purposes, as of April 30, 2000 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $ 89,029,037
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (25,722,385)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                 $ 63,306,652
---------------------------------------------------------
Cost of investments for tax purposes is
  $433,101,158.

NOTE 6-FUTURES CONTRACTS
On April 30, 2000, $24,054,125 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts were as follows:

                        NO. OF       MONTH/      UNREALIZED
CONTRACT               CONTRACTS   COMMITMENT   APPRECIATION
--------               ---------   ----------   ------------
S&P 500 Index             70       Jun.00/Buy     $37,457
------------------------------------------------------------

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the six months ended April 30, 2000 and the year ended October 31, 1999 were as follows:

                                                                    APRIL 30, 2000               OCTOBER 31, 1999
                                                              ---------------------------   ---------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              -----------   -------------   -----------   -------------
Sold:
  Class A                                                       1,574,702   $  11,986,994     8,613,668   $  72,437,015
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                         800,681       6,005,307     5,303,281      44,812,675
-----------------------------------------------------------------------------------------------------------------------
  Class C*                                                        189,933       1,433,121       195,189       1,576,712
-----------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                 761,831       5,697,835       328,566       2,706,042
-----------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                       3,032,902      21,657,659     6,015,569      49,459,293
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       4,001,355      28,584,508     8,680,071      71,410,220
-----------------------------------------------------------------------------------------------------------------------
  Class C*                                                         19,264         137,713         1,149           9,140
-----------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                  38,186         272,898       135,251       1,109,119
-----------------------------------------------------------------------------------------------------------------------
Conversion of Advisor Class shares to Class A shares***:
  Class A                                                         501,373       3,715,177            --              --
-----------------------------------------------------------------------------------------------------------------------
  Advisor Class                                                  (502,051)     (3,715,177)           --              --
-----------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                      (8,416,313)    (62,919,574)  (15,145,571)   (123,820,058)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (14,077,075)   (105,151,215)  (18,003,582)   (146,808,490)
-----------------------------------------------------------------------------------------------------------------------
  Class C*                                                        (61,668)       (459,085)      (23,980)       (189,711)
-----------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                (991,731)     (7,543,086)     (552,173)     (4,688,897)
-----------------------------------------------------------------------------------------------------------------------
                                                              (13,128,611)  $(100,296,925)   (4,452,562)  $ (31,986,940)
-----------------------------------------------------------------------------------------------------------------------

*     Class C shares commenced sales on March 1, 1999.
** Advisor Class share activity for the period November 1, 1999 through February 11, 2000 (date of conversion).
*** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 3, 1999, all outstanding shares of Advisor Class shares were converted to Class A shares of the fund.

NOTE 8-FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                                       CLASS A
                                                    -----------------------------------------------------------------------------
                                                    SIX MONTHS ENDED                      YEAR ENDED OCTOBER 31,
                                                       APRIL 30,         --------------------------------------------------------
                                                        2000(a)          1999(a)     1998(a)     1997(a)       1996        1995
                                                    ----------------     --------    --------    --------    --------    --------
Net asset value, beginning of period                    $   7.80         $   9.26    $   8.21    $   7.11    $   6.35    $   6.21
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.04             0.20        0.17        0.21        0.22        0.24
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
    investments                                             0.28            (0.05)       1.25        1.12        0.82        0.13
---------------------------------------------------------------------------------------------------------------------------------
    Net increase from investment operations                 0.32             0.15        1.42        1.33        1.04        0.37
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net investment income                               (0.04)           (0.11)      (0.13)      (0.21)      (0.24)      (0.22)
---------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                       (0.05)              --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments                    (0.66)           (1.50)      (0.24)      (0.02)      (0.04)      (0.01)
---------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                    (0.75)           (1.61)      (0.37)      (0.23)      (0.28)      (0.23)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $   7.37         $   7.80    $   9.26    $   8.21    $   7.11    $   6.35
---------------------------------------------------------------------------------------------------------------------------------
Total return(b)                                             4.54%            1.03%      17.76%      19.01%      16.80%       6.27%
---------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
Net assets, end of period (000s omitted)                $215,723         $254,060    $306,279    $292,528    $286,203    $284,069
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     1.63%(c)(d)      1.65%       1.65%       1.64%       1.66%       1.74%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net
  assets                                                    1.19%(c)         2.34%       1.87%       2.74%       3.17%       3.85%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       36%              89%         92%         50%         39%         83%
---------------------------------------------------------------------------------------------------------------------------------

(a) These selected per share data were calculated based upon the average shares outstanding during the period.
(b) Total return does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average net assets of $236,092,882.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers was 1.65% (annualized).

                                                                                       CLASS B
                                                    -----------------------------------------------------------------------------
                                                    SIX MONTHS ENDED                      YEAR ENDED OCTOBER 31,
                                                       APRIL 30,         --------------------------------------------------------
                                                        2000(a)          1999(a)     1998(a)     1997(a)       1996        1995
                                                    ----------------     --------    --------    --------    --------    --------
Net asset value, beginning of period                    $   7.80         $   9.25    $   8.21    $   7.11    $   6.35    $   6.21
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.02             0.14        0.11        0.16        0.17        0.20
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
    investments                                             0.28            (0.04)       1.25        1.13        0.82        0.13
---------------------------------------------------------------------------------------------------------------------------------
    Net increase from investment operations                 0.30             0.10        1.36        1.29        0.99        0.33
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net investment income                               (0.02)           (0.05)      (0.08)      (0.17)      (0.20)      (0.18)
---------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                       (0.04)              --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments                    (0.66)           (1.50)      (0.24)      (0.02)      (0.03)      (0.01)
---------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                    (0.72)           (1.55)      (0.32)      (0.19)      (0.23)      (0.19)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $   7.38         $   7.80    $   9.25    $   8.21    $   7.11    $   6.35
---------------------------------------------------------------------------------------------------------------------------------
Total return(b)                                             4.26%            0.42%      16.93%      18.28%      16.06%       5.57%
---------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
Net assets, end of period (000s omitted)                $287,374         $376,181    $483,307    $456,893    $383,966    $356,796
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     2.28%(c)(d)      2.30%       2.30%       2.29%       2.31%       2.39%
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net
  assets                                                    0.55%(c)         1.69%       1.22%       2.09%       2.52%       3.20%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       36%              89%         92%         50%         39%         83%
---------------------------------------------------------------------------------------------------------------------------------

(a) These selected per share data were calculated based upon the average shares outstanding during the period.
(b) Total return does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average net assets of $329,610,984.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers was 2.30% (annualized).

                                                  CLASS C                                     ADVISOR CLASS
                                      --------------------------------   -------------------------------------------------------
                                      SIX MONTHS      MARCH 1, 1999      NOVEMBER 1, 1999
                                        ENDED          (DATE SALES              TO                 YEAR ENDED OCTOBER 31,
                                      APRIL 30,       COMMENCED) TO        FEBRUARY 11,     ------------------------------------
                                       2000(a)     OCTOBER 31, 1999(a)       2000(a)        1999(a)   1998(a)   1997(a)    1996
                                      ----------   -------------------   ----------------   -------   -------   -------   ------
Net asset value, beginning of period    $ 7.80           $ 8.05              $   7.79       $ 9.26    $ 8.20    $ 7.10    $ 6.35
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)            0.02             0.10                  0.03         0.22      0.21      0.23      0.23
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
    (loss) on investments                 0.28            (0.26)                 0.29        (0.05)     1.25      1.13      0.82
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      investment operations               0.30            (0.16)                 0.32         0.17      1.46      1.36      1.05
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net investment income             (0.02)           (0.02)                (0.02)       (0.14)    (0.16)    (0.24)    (0.26)
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income     (0.04)              --                 (0.03)          --        --        --        --
--------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
    investments                          (0.66)           (0.07)                (0.66)       (1.50)    (0.24)    (0.02)    (0.04)
--------------------------------------------------------------------------------------------------------------------------------
    Total distributions                  (0.72)           (0.09)                (0.71)       (1.64)    (0.40)    (0.26)    (0.30)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $ 7.38           $ 7.80              $   7.40       $ 7.79    $ 9.26    $ 8.20    $ 7.10
--------------------------------------------------------------------------------------------------------------------------------
Total return(b)                           4.26%           (1.98)%                4.57%        1.30%    18.27%    19.23%    17.19%
--------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
Net assets, end of period (000s
  omitted)                              $2,360           $1,344              $     --       $5,405    $7,239    $3,057    $3,085
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net
  assets                                  2.28%(c)(d)         2.30%(e)           1.26%(c)(d)   1.30%    1.30%     1.29%     1.31%
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets                      0.55%(c)         1.69%(e)              1.56%(c)     2.69%     2.22%     3.09%     3.52%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     36%              89%                   36%          89%       92%       50%       39%
--------------------------------------------------------------------------------------------------------------------------------

                                       ADVISOR CLASS
                                      ----------------
                                        JUNE 1, 1995
                                        (DATE SALES
                                       COMMENCED) TO
                                      OCTOBER 31, 1995
                                      ----------------
Net asset value, beginning of period       $ 6.24
------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               0.11
------------------------------------------------------
  Net realized and unrealized gain
    (loss) on investments                    0.13
------------------------------------------------------
    Net increase (decrease) from
      investment operations                  0.24
------------------------------------------------------
Distributions to shareholders:
  From net investment income                (0.13)
------------------------------------------------------
  In excess of net investment income           --
------------------------------------------------------
  From net realized gain on
    investments                                --
------------------------------------------------------
    Total distributions                     (0.13)
------------------------------------------------------
Net asset value, end of period             $ 6.35
------------------------------------------------------
Total return(b)                              3.83%
------------------------------------------------------
Ratios and supplemental data:
Net assets, end of period (000s
  omitted)                                 $  944
------------------------------------------------------
Ratio of expenses to average net
  assets                                     1.39%(e)
------------------------------------------------------
Ratio of net investment income to
  average net assets                         4.20%(e)
------------------------------------------------------
Portfolio turnover rate                        83%
------------------------------------------------------

(a) These selected per share data were calculated based upon the average shares outstanding during the period.
(b) Total return does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $1,732,025 and $4,009,507 for Class C and Advisor Class, respectively.
(d) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers were 2.30% (annualized) and 1.30% (annualized) for Class C and Advisor Class, respectively.
(e)  Annualized.

NOTE 9-SUBSEQUENT EVENT

The Board of Trustees of AIM Investment Funds unanimously approved on March 14, 2000, an Agreement and Plan of Reorganization (the "Reorganization") pursuant to which the Fund would transfer substantially all of its assets to AIM Global Growth Fund. The Reorganization has been structured as a tax-free transaction. In a Special Meeting of shareholders on May 31, 2000, the Reorganization was approved to be effective prior to the open of business on June 12, 2000.

BOARD OF TRUSTEES                                OFFICERS                                OFFICE OF THE FUND

C. Derek Anderson                                Robert H. Graham                        11 Greenway Plaza
President, Plantagenet Capital                   Chairman and President                  Suite 100
Management, LLC (an investment                                                           Houston, TX 77046
partnership); Chief Executive Officer,           Dana R. Sutton
Plantagenet Holdings, Ltd.                       Vice President and Treasurer            INVESTMENT MANAGER
(an investment banking firm)
                                                 Samuel D. Sirko                         A I M Advisors, Inc.
Frank S. Bayley                                  Vice President and Secretary            11 Greenway Plaza
Partner, law firm of                                                                     Suite 100
Baker & McKenzie                                 Melville B. Cox                         Houston, TX 77046
                                                 Vice President
Robert H. Graham                                                                         TRANSFER AGENT
President and Chief Executive Officer,           Gary T. Crum
A I M Management Group Inc.                      Vice President                          A I M Fund Services, Inc.
                                                                                         P.O. Box 4739
Arthur C. Patterson                              Carol F. Relihan                        Houston, TX 77210-4739
Managing Partner, Accel Partners                 Vice President
(a venture capital firm)                                                                 CUSTODIAN
                                                 Mary J. Benson
Ruth H. Quigley                                  Assistant Vice President and            State Street Bank and Trust Company
Private Investor                                 Assistant Treasurer                     225 Franklin Street
                                                                                         Boston, MA 02110
                                                 Sheri Morris
                                                 Assistant Vice President and            COUNSEL TO THE FUND
                                                 Assistant Treasurer
                                                                                         Kirkpatrick & Lockhart LLP
                                                 Nancy L. Martin                         1800 Massachusetts Avenue, N.W.
                                                 Assistant Secretary                     Washington, D.C. 20036-1800

                                                 Ofelia M. Mayo                          COUNSEL TO THE TRUSTEES
                                                 Assistant Secretary
                                                                                         Paul, Hastings, Janofsky & Walker LLP
                                                 Kathleen J. Pflueger                    Twenty Third Floor
                                                 Assistant Secretary                     555 South Flower Street
                                                                                         Los Angeles, CA 90071

                                                                                         DISTRIBUTOR

                                                                                         A I M Distributors, Inc.
                                                                                         11 Greenway Plaza
                                                                                         Suite 100
                                                                                         Houston, TX 77046

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

AIM Global Growth & Income Fund Class A, B and C shares paid ordinary dividends in the amount of $0.3927, $0.3627 and $0.3627 per share, respectively, during the Fund's tax year ended June 12, 2000. Of this amount, 7.94% is eligible for the dividends received deduction for corporations.

The Fund also distributed long-term capital gains of $106,937,148 for the Fund's tax year ended June 12, 2000. Of the long-term capital gains distributed, 100% is 20% rate gain.